Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Accounting Policies [Abstract]
Schedule of Expected Future Amortization Expense of Website Development Costs

At February 28, 2018, the expected future amortization expense of website development costs is:

Year ended February 28,	Amount
2019	$19,167
2020	19,167
2021	19,167
2022	19,167
2023	19,167
Total	$95,835

As of August 31, 2107, the expected future amortization expense of website development costs is:

Year ended August 31,	Amount
2018	$18,407
2019	18,407
2020	18,407
2021	18,407
2022	18,407

Total	$92,035